UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2011

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments.

Buffalo Balanced Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 55.62%
	Consumer Discretionary - 0.47%
	Hotels, Restaurants & Leisure - 0.47%
10,000	McDonald's Corp.	$767,600
	Total Consumer Discretionary (Cost $558,218)	767,600

	Consumer Staples - 14.77%
	Beverages - 3.78%
60,000	The Coca Cola Co.	3,946,200
35,000	PepsiCo, Inc.	2,286,550
		6,232,750
	Food & Staples Retailing - 4.15%
40,000	Costco Wholesale Corp.	2,888,400
25,000	Sysco Corp.	735,000
60,000	Wal-Mart Stores, Inc.	3,235,800
		6,859,200
	Food Products - 2.53%
20,000	Kellogg Co.	1,021,600
100,000	Kraft Foods Inc.	3,151,000
		4,172,600
	Household Products - 4.31%
25,000	Colgate-Palmolive Co.	2,009,250
30,000	Kimberly-Clark Corp.	1,891,200
50,000	The Procter & Gamble Co.	3,216,500
		7,116,950
	Total Consumer Staples (Cost $19,452,105)	24,381,500

	Energy - 17.06%
	Energy Equipment & Services - 1.79%
40,000	Patterson-UTI Energy, Inc.	862,000
25,000	Schlumberger Ltd. (a)	2,087,500
		2,949,500
	Oil, Gas & Consumable Fuels - 15.27%
70,000	Chevron Corp.	6,387,500
65,000	ConocoPhillips	4,426,500
50,000	Exxon Mobil Corp.	3,656,000
150,000	Frontier Oil Corp.	2,701,500
25,000	Hess Corp.	1,913,500
75,000	Marathon Oil Corp.	2,777,250
50,000	Royal Dutch Shell PLC - ADR (a)	3,339,000
		25,201,250
	Total Energy (Cost $16,764,198)	28,150,750

	Financials - 4.29%
	Insurance - 4.29%
50,000	The Allstate Corp.	1,594,000
60,000	Chubb Corp.	3,578,400
60,000	Cincinnati Financial Corp.	1,901,400
	Total Financials (Cost $6,940,109)	7,073,800

	Health Care - 7.78%
	Health Care Equipment & Supplies - 0.61%
20,000	Baxter International, Inc.	1,012,400

	Pharmaceuticals - 7.17%
60,000	Abbott Laboratories	2,874,600
50,000	Eli Lilly & Co.	1,752,000
60,000	GlaxoSmithKline, PLC - ADR (a)	2,353,200
50,000	Johnson & Johnson	3,092,500
100,000	Pfizer, Inc.	1,751,000
		11,823,300
	Total Health Care (Cost $12,116,771)	12,835,700

	Industrials - 4.87%
	Aerospace & Defense - 1.19%
30,000	The Boeing Co.	1,957,800

	Commercial Services & Supplies - 1.46%
100,000	Pitney Bowes, Inc.	2,418,000

	Industrial Conglomerates - 2.22%
200,000	General Electric Co.	3,658,000
	Total Industrials (Cost $10,600,257)	8,033,800

	Information Technology - 5.09%
	Semiconductors & Semiconductor Equipment - 3.40%
100,000	Applied Materials, Inc.	1,405,000
200,000	Intel Corp.	4,206,000
		5,611,000
	Software - 1.69%
100,000	Microsoft Corp.	2,792,000
	Total Information Technology (Cost $7,810,080)	8,403,000

	Materials - 0.60%
	Chemicals - 0.60%
20,000	E.I. du Pont de Nemours & Co.	997,600
	Total Materials (Cost $837,634)	997,600

	Utilities - 0.69%
	Multi-Utilities - 0.69%
25,000	OGE Energy Corp.	1,138,500
	Total Utilities (Cost $906,026)	1,138,500

	TOTAL COMMON STOCKS (Cost $75,985,398)	91,782,250

	CONVERTIBLE BONDS - 1.93%
	Health Care - 1.93%
	Biotechnology - 1.93%
	Amylin Pharmaceuticals, Inc.
$2,300,000	2.500%, 04/15/2011	2,305,750
1,000,000	3.000%, 06/15/2014	872,500
	Total Health Care (Cost $3,155,409)	3,178,250

	TOTAL CONVERTIBLE BONDS (Cost $3,155,409)	3,178,250

	CORPORATE BONDS - 24.13%
	Consumer Discretionary - 8.39%
	Diversified Commercial Services - 1.84%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	3,033,750

	Hotels, Restaurants & Leisure - 2.09%
	Isle of Capri Casinos
3,500,000	7.000%, 03/01/2014	3,447,500

	Household Durables - 0.31%
	Sealy Mattress Co.
500,000	8.250%, 06/15/2014	513,750

	Media - 1.90%
	Lions Gate Entertainment Corp.
3,000,000	10.250%, 11/01/2016 (Acquired various dates, Cost $2,951,002) (a)(b)	3,142,500

	Railroad - 1.32%
	Kansas City Southern de Mexico SA de CV
2,000,000	8.000%, 02/01/2018 (a)	2,175,000

	Specialty Retail - 0.93%
	United Auto Group, Inc.
1,500,000	7.750%, 12/15/2016	1,537,500
	Total Consumer Discretionary (Cost $13,123,552)	13,850,000

	Consumer Staples - 2.51%
	Food & Staples Retailing - 0.61%
	The Pantry, Inc.
1,000,000	7.750%, 02/15/2014	1,010,000

	Food Products - 1.90%
	Smithfield Foods, Inc.
3,000,000	7.750%, 07/01/2017	3,135,000
	Total Consumer Staples (Cost $3,930,190)	4,145,000

	Energy - 10.55%
	Energy Equipment & Services - 1.13%
	Hornbeck Offshore Services, Inc.
1,500,000	6.125%, 12/01/2014	1,507,500
350,000	8.000%, 09/01/2017	358,750
		1,866,250
	Oil, Gas & Consumable Fuels - 9.42%
	Berry Petroleum Co.
3,000,000	8.250%, 11/01/2016	3,142,500
	Frontier Oil Corp.
2,000,000	8.500%, 09/15/2016	2,140,000
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	5,037,500
	United Refining Co.
5,300,000	10.500%, 08/15/2012	5,220,500
		15,540,500
	Total Energy (Cost $16,828,959)	17,406,750

	Health Care - 0.15%
	Pharmaceuticals - 0.15%
	Warner Chilcott Corp.
250,000	7.750%, 09/15/2018 (Acquired 08/12/2010, Cost $250,000) (b)	253,750
	Total Health Care (Cost $250,000)	253,750

	Industrials - 2.53%
	Aerospace & Defense - 0.22%
	Triumph Group Inc.
350,000	8.000%, 11/15/2017	365,750

	Commercial Services & Supplies - 0.62%
	Covanta Holding Corp.
500,000	7.250%, 12/01/2020	509,389
	Education Management LLC
500,000	8.750%, 06/01/2014	515,000
		1,024,389
	Consumer Services & Supplies - 1.53%
	Interface, Inc.
2,445,000	9.500%, 02/01/2014	2,524,463

	Electical Equipment - 0.16%
	Polypore International, Inc.
250,000	7.500%, 11/15/2017 (Acquired 11/10/2010, Cost $250,000) (b)	256,250
	Total Industrials (Cost $4,025,117)	4,170,852

	TOTAL CORPORATE BONDS (Cost $38,157,818)	39,826,352

	SHORT TERM INVESTMENTS - 18.54%
	Investment Companies - 18.54%
14,990,024	AIM STIT-Treasury Portfolio - 0.04%	14,990,024
15,614,549	Fidelity Institutional Government Portfolio - 0.02%	15,614,549
	Total Investment Companies	30,604,573

	TOTAL SHORT TERM INVESTMENTS (Cost $30,604,573)	30,604,573

	Total Investments (Cost $147,903,198) - 100.22%	165,391,425
	Liabilities in Excess of Other Assets - (0.22)%	(370,820)
	TOTAL NET ASSETS - 100.00%	$165,020,605

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Foreign Issued Security. The total value of these securities amounted to $13,097,200 (7.94% of net assets) at December 31, 2010.
(b)	Restricted security deemed liquid. The total value of restricted securities deemed liquid is $3,652,500 (2.21% of net assets)
	at December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

	Cost of investments	$ 147,903,198
	Gross unrealized appreciation	21,521,327
	Gross unrealized depreciation	(4,033,100)
	Net unrealized appreciation	$ 17,488,227

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo China Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 95.41%
	Consumer Discretionary - 10.20%
	Automobiles - 3.33%
977,894	Chongqing Changan Automobile Co., Ltd. (a)	$827,828

	Hotels, Restaurants & Leisure - 1.24%
4,000	Ctrip.com International, Ltd. - ADR (a)	161,800
105,000	Fairwood Holdings Ltd.	148,055
		309,855
	Media - 0.45%
20,500	Bona Film Group Ltd. - ADR (a)	111,725

	Specialty Retail - 2.81%
450,000	Hengdeli Holdings Ltd.	268,050
61,600	Lentuo Internationl Inc. - ADR (a)	431,200
		699,250
	Textiles, Apparel & Luxury Goods - 2.37%
290,000	Anta Sports Products Ltd.	460,400
300,000	China Dongxiang Group Co.	129,683
2,576,800	Tack Fat Group International Ltd. (a)(b)(c)	-
		590,083
	Total Consumer Discretionary (Cost $5,163,807)	2,538,741

	Consumer Staples - 8.53%
	Food Products - 7.42%
659,188	Asian Citrus Holdings Ltd.	822,187
665,000	Chaoda Modern Agriculture (Holdings) Ltd.	498,784
135,000	China Agri-Industries Holdings Ltd.	153,188
381,000	China Green (Holdings) Ltd.	374,000
		1,848,159
	Personal Products - 1.11%
32,000	Hengan International Group Co. Ltd.	276,040
	Total Consumer Staples (Cost $1,161,225)	2,124,199

	Energy - 17.97%
	Oil, Gas & Consumable Fuels - 17.97%
662,000	China Petroleum & Chemical Corp. - Class H	633,656
138,500	China Shenhua Energy Co.	580,885
660,000	CNOOC Ltd.	1,565,768
636,000	PetroChina Company Ltd.	831,330
282,000	Yanzhou Coal Mining Company Ltd. - Class H	861,658
	Total Energy (Cost $2,193,295)	4,473,297

	Financials - 10.88%
	Commercial Banks - 5.51%
500,000	Agricultural Bank of China Ltd. - Class H (a)(d)	250,875
660,000	Bank Of China Ltd. - Class H	348,137
428,000	China Construction Bank - Class H	383,795
522,500	Industrial & Commercial Bank of China Ltd. - Class H	389,213
		1,372,020

	Insurance - 3.35%
10,000	AIA Group Ltd. (a)	28,111
40,000	China Life Insurance Co., Ltd. - Class H	163,390
40,000	China Taiping Insurance Holdings Co. Ltd. (a)	122,993
46,500	Ping An Insurance (Group) Co. of China Ltd. - Class H	519,871
		834,365
	Real Estate Management & Development - 2.02%
90,000	China Resources Land Ltd.	164,419
40,000	Hang Lung Properties Ltd.	187,063
100,000	Shimao Property Holdings Ltd.	151,039
		502,521
	Total Financials (Cost $2,310,753)	2,708,906

	Health Care - 5.63%
	Biotechnology - 1.67%
27,300	3SBio, Inc. - ADR (a)	414,414

	Health Care Equipment & Supplies - 2.00%
10,300	Mindray Medical International Ltd. - ADR	271,920
80,000	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	226,945
		498,865
	Pharmaceuticals - 1.96%
805,200	Hua Han Bio-Pharmaceutical Holdings Ltd. - Class H	273,483
105,000	The United Laboratories International Holdings Ltd.	215,598
		489,081
	Total Health Care (Cost $897,567)	1,402,360

	Industrials - 11.52%
	Airlines - 3.96%
75,000	Cathay Pacific Airways Ltd.	206,972
1,273,000	China Southern Airline Co. Ltd. - Class H (a)	779,575
		986,547
	Construction & Engineering - 1.50%
86,000	China Communications Construction Co. - Class H	75,237
128,000	China Railway Construction Corp. Ltd. - Class H	154,137
200,000	China Railway Group Ltd. - Class H	144,350
		373,724
	Electrical Equipment - 1.39%
95,000	China High Speed Transmission Equipment Group Co.	147,154
40,000	Dongfang Electric Corp. Ltd. - Class H	198,127
		345,281
	Machinery - 0.73%
250,000	China Automation Group Ltd.	182,045

	Marine - 0.09%
50,350	China Shipping Container Lines Company Ltd. - Class H (a)	22,283

	Transportation Infrastructure - 3.85%
1,092,000	Anhui Expressway Co.	958,141
	Total Industrials (Cost $1,934,909)	2,868,021

	Information Technology - 5.14%
	Communications Equipment - 1.79%
240,000	O-Net Communication Group Ltd. (a)(d)	168,588
69,750	ZTE Corp. - Class H	277,284
		445,872
	Computers & Peripherals - 0.59%
1,894,000	Jolimark Holdings Ltd.	146,202

	Electronic Equipment, Instruments & Components - 0.18%
548,000	Kwang Sung Electronics H.K. (a)	44,416

	IT Services - 0.96%
228,000	Travelsky Technology Ltd. - Class H	238,185

	Semiconductors & Semiconductor Equipment - 0.78%
8,300	Trina Solar Ltd. - ADR (a)	194,386

	Software - 0.84%
5,800	Longtop Financial Technologies Ltd. - ADR (a)	209,844
	Total Information Technology (Cost $1,083,978)	1,278,905

	Materials - 10.79%
	Chemicals - 0.88%
200,000	China BlueChemical Ltd. - Class H	143,320
145,000	Sinofert Holdings Ltd. (a)	74,992
		218,312
	Construction Materials - 4.17%
168,000	Anhui Conch Cement Co. Ltd.	787,824
350,000	China Shanshui Cement Group	249,910
		1,037,734
	Metals & Mining - 5.74%
836,000	Aluminum Corporation Of China Ltd. (a)	762,562
203,000	Jiangxi Copper Company Ltd. - Class H	667,282
		1,429,844
	Total Materials (Cost $1,283,035)	2,685,890

	Telecommunication Services - 10.28%
	Diversified Telecommunication Services - 5.81%
120,000	China Communications Services Corp. Ltd. - Class H	71,480
1,622,000	China Telecom Corp. Ltd. - Class H	849,313
368,000	China Unicom Ltd.	526,472
		1,447,265
	Wireless Telecommunication Services - 4.47%
112,000	China Mobile Ltd.	1,112,392
	Total Telecommunication Services (Cost $2,602,485)	2,559,657

	Utilities - 4.47%
	Independent Power Producers & Energy Traders - 3.95%
588,000	Datang International Power Generation Company Ltd. - Class H	206,520
1,786,000	Huadian Power International Corp. Ltd. - Class H	349,259
808,000	Huaneng Power International, Inc. - Class H	427,244
		983,023
	Water Utilities - 0.52%
250,000	Guangdong Investment Ltd.	128,654
	Total Utilities (Cost $1,582,106)	1,111,677

	TOTAL COMMON STOCKS (Cost $20,213,160)	23,751,653

	SHORT TERM INVESTMENTS - 1.12%
	Investment Companies - 1.12%
	Fidelity Institutional Government Portfolio - 0.02%	279,264
	Total Investment Companies	279,264

	TOTAL SHORT TERM INVESTMENTS (Cost $279,264)	279,264

	Total Investments (Cost $20,492,424) - 96.53%		24,030,917
	Other Assets in Excess of Liabilities - 3.47%		864,551
	TOTAL NET ASSETS - 100.00%		$24,895,468

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	A portion or all of these securities deemed illiquid. The total value of these portions amounted to
	$0 (0.00% of net assets) at December 31, 2010.
(c)	Fair valued security. The total value of these securities amounted to $0 (0.00% of net assets) at December 31, 2010.
(d)	Restricted security deemed liquid. The total value of restricted securities deemed liquid is $419,463 (1.68% of net assets)
	at December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

	Cost of investments		$ 20,492,424
	Gross unrealized appreciation		8,139,393
	Gross unrealized depreciation		(4,600,900)
	Net unrealized appreciation		$ 3,538,493

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

As of December 31, 2010, the country diversification was as follows:
		Fair Value	Percentage

	China	$ 16,203,173	65.09%
	Hong Kong	7,548,480	30.32%
	Total Common Stock	$ 23,751,653	95.41%
	Total Short Term Investment	279,264	1.12%
	Total Investments	$ 24,030,917	96.53%
	Other Assets in Excess of Liabilities	864,551	3.47%
	TOTAL NET ASSETS	$ 24,895,468	100.00%

Buffalo Growth Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 92.39%
	Consumer Discretionary - 9.24%
	Auto Components - 2.40%
53,100	Gentex Corp.	$1,569,636
49,400	Johnson Controls, Inc.	1,887,080
		3,456,716
	Hotels, Restaurants & Leisure - 5.42%
42,100	Carnival Corp. (b)	1,941,231
29,300	McDonald's Corp.	2,249,068
42,000	WMS Industries Inc. (a)	1,900,080
34,600	Yum! Brands, Inc.	1,697,130
		7,787,509
	Specialty Retail - 1.42%
35,500	Abercrombie & Fitch Co. - Class A	2,045,865
	Total Consumer Discretionary (Cost $8,282,317)	13,290,090

	Consumer Staples - 3.37%
	Beverages - 1.49%
32,600	The Coca Cola Co.	2,144,102

	Household Products - 1.88%
42,015	The Procter & Gamble Co.	2,702,825
	Total Consumer Staples (Cost $3,367,931)	4,846,927

	Energy - 6.51%
	Energy Equipment & Services - 6.51%
71,300	Baker Hughes, Inc.	4,076,221
65,700	Halliburton Co.	2,682,531
31,300	Schlumberger Ltd. (b)	2,613,550
	Total Energy (Cost $8,134,039)	9,372,302

	Financials - 13.31%
	Capital Markets - 4.71%
17,000	The Goldman Sachs Group, Inc.	2,858,720
70,700	Northern Trust Corp.	3,917,487
		6,776,207
	Diversified Financial Services - 8.60%
62,700	Global Payments Inc.	2,897,367
76,200	JPMorgan Chase & Co.	3,232,404
77,200	Moody's Corp.	2,048,888
46,100	MSCI, Inc. (a)	1,796,056
34,100	Visa Inc.	2,399,958
		12,374,673
	Total Financials (Cost $18,321,679)	19,150,880

	Health Care - 17.95%
	Health Care Equipment & Supplies - 7.01%
185,200	Align Technology, Inc. (a)	3,618,808
56,400	Baxter International, Inc.	2,854,968
63,400	DENTSPLY International, Inc.	2,166,378
22,900	Haemonetics Corp. (a)	1,446,822
		10,086,976
	Life Sciences Tools & Services - 5.72%

52,400	Agilent Technologies, Inc. (a)	2,170,932
81,100	Charles River Laboratories International, Inc. (a)	2,882,294
117,000	Pharmaceutical Product Development, Inc.	3,175,380
		8,228,606
	Pharmaceuticals - 5.22%
52,600	Abbott Laboratories	2,520,066
36,200	Allergan, Inc.	2,485,854
40,400	Johnson & Johnson	2,498,740
		7,504,660
	Total Health Care (Cost $22,802,400)	25,820,242

	Industrials - 11.30%
	Aerospace & Defense - 2.24%
49,400	The Boeing Co.	3,223,844

	Air Freight & Logistics - 1.68%
26,000	FedEx Corp.	2,418,260

	Construction & Engineering - 0.96%
20,800	Fluor Corp.	1,378,208

	Electrical Equipment - 1.69%
42,400	Emerson Electric Co.	2,424,008

	Industrial Conglomerates - 1.87%
31,200	3M Co.	2,692,560

	Machinery - 1.71%
72,900	Chart Industries, Inc. (a)	2,462,562

	Professional Services - 1.15%
43,900	The Corporate Executive Board Co.	1,648,445
	Total Industrials (Cost $12,474,749)	16,247,887

	Information Technology - 27.07%
	Communications Equipment - 4.55%
194,900	Cisco Systems, Inc. (a)	3,942,827
52,500	QUALCOMM Inc.	2,598,225
		6,541,052
	Computers & Peripherals - 2.72%
7,400	Apple Inc. (a)	2,386,944
27,700	NetApp, Inc. (a)	1,522,392
		3,909,336
	Electronic Equipment, Instruments & Components - 1.58%
12,000	Dolby Laboratories, Inc. - Class A (a)	800,400
39,100	National Instruments Corp.	1,471,724
		2,272,124
	Internet Software & Services - 4.67%
115,300	eBay Inc. (a)	3,208,799
5,900	Google Inc. - Class A (a)	3,504,423
		6,713,222

	Semiconductors & Semiconductor Equipment - 8.48%
142,500	Applied Materials, Inc.	2,002,125
41,500	Broadcom Corp. - Class A	1,807,325

128,800	Intel Corp.	2,708,664
116,100	MKS Instruments, Inc. (a)	2,843,289
87,500	Texas Instruments, Inc.	2,843,750
		12,205,153
	Software - 5.07%
21,200	Citrix Systems, Inc. (a)	1,450,292
160,040	Electronic Arts Inc. (a)	2,621,455
77,000	Microsoft Corp.	2,149,840
23,400	Red Hat, Inc. (a)	1,068,210
		7,289,797
	Total Information Technology (Cost $29,814,663)	38,930,684

	Materials - 3.64%
	Chemical - 1.23%
26,600	Sigma-Aldrich Corp.	1,770,496

	Chemicals - 2.41%
26,800	Monsanto Co.	1,866,352
16,700	Praxair, Inc.	1,594,349
		3,460,701
	Total Materials (Cost $3,059,945)	5,231,197

	TOTAL COMMON STOCKS (Cost $106,257,723)	132,890,209

	SHORT TERM INVESTMENTS - 12.29%
	Investment Companies - 12.29%
5,580,038	AIM STIT-Treasury Portfolio - 0.04%	5,580,038
12,096,505	Fidelity Institutional Government Portfolio - 0.02%	12,096,505
	Total Investment Companies	17,676,543

	TOTAL SHORT TERM INVESTMENTS (Cost $17,676,543)	17,676,543

	Total Investments (Cost $123,934,266) - 104.68%	150,566,752
	Liabilities in Excess of Other Assets - (4.68)%	(6,731,641)
	TOTAL NET ASSETS - 100.00%	$143,835,111

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $4,554,781 (3.17% of net assets) at December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

	Cost of investments	$ 123,934,266
	Gross unrealized appreciation	26,872,173
	Gross unrealized depreciation	(239,687)
	Net unrealized appreciation	$ 26,632,486

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo High Yield Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 3.04%
	Consumer Discretionary - 3.04%
	Diversified Consumer Services - 0.50%
70,000	Lincoln Educational Services Corp. (a)	$1,085,700

	Hotels, Restaurants & Leisure - 2.54%
121,334	WMS Industries Inc. (a)	5,489,150
	Total Consumer Discretionary (Cost $2,671,435)	6,574,850

	Special Purpose Entity - 0.00%
	Broadcasting (except Internet) - 0.00%
725,000	Adelphia Recovery Trust (a)(b)(e)	-
	Total Special Purpose Entity (Cost $712,005)	-

	TOTAL COMMON STOCKS (Cost $3,383,440)	6,574,850

	CONVERTIBLE PREFERRED STOCKS - 2.32%
	Consumer Discretionary - 0.93%
	Media - 0.93%
2,005	The Interpublic Group of Companies, Inc.	2,008,008
	Total Consumer Discretionary (Cost $2,015,050)	2,008,008

	Financials - 1.39%
	Commercial Banks - 1.39%
108,200	Boston Private Capital Trust I (a)	3,009,312
	Total Financials (Cost $5,342,000)	3,009,312

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,357,050)	5,017,320

	PREFERRED STOCKS - 1.43%
	Financials - 1.43%
	Real Estate Management & Development - 1.43%
125,000	Firstservice Corp. (d)	3,091,250
	Total Financials (Cost $2,656,250)	3,091,250

	TOTAL PREFERRED STOCKS (Cost $2,656,250)	3,091,250

	CONVERTIBLE BONDS - 16.08%
	Consumer Discretionary - 0.54%
	Media - 0.54%
	The Interpublic Group of Companies, Inc.
$1,000,000	4.750%, 03/15/2023	1,173,750
	Total Consumer Discretionary (Cost $990,000)	1,173,750

	Consumer Staples - 0.14%
	Food & Staples Retailing - 0.14%
	The Pantry, Inc.
300,000	3.000%, 11/15/2012	292,125
	Total Consumer Staples (Cost $260,656)	292,125

	Energy - 1.91%
	Energy Equipment & Services - 1.91%
	Hornbeck Offshore Services Inc.
4,500,000	1.625%, 11/15/2026	4,123,125
	Total Energy (Cost $3,755,933)	4,123,125

	Financials - 0.99%
	Capital Markets - 0.72%
	Janus Capital Group, Inc.
1,300,000	3.250%, 07/15/2014	1,547,000

	Real Estate Investment Trusts - 0.27%
	Host Hotels & Resorts LP
500,000	3.125%, 04/15/2024 (Acquired 02/19/2009, Cost $500,000) (c)	587,500
	Total Financials (Cost $1,806,645)	2,134,500

	Health Care - 7.86%
	Biotechnology - 2.16%
	Amylin Pharmaceuticals, Inc.
4,655,000	2.500%, 04/15/2011	4,666,637

	Health Care Equipment & Supplies - 4.19%
	American Medical Systems
137,000	3.250%, 07/01/2036	148,302
863,000	4.000%, 09/15/2041	1,057,175
	CONMED Corp.
1,500,000	2.500%, 11/15/2024	1,501,875
	NuVasive, Inc.
2,000,000	2.250%, 03/15/2013	1,960,000
	SonoSite, Inc.
1,800,000	3.750%, 07/15/2014	1,984,500
	Wright Medical Group, Inc.
2,550,000	2.625%, 12/01/2014	2,412,938
		9,064,790
	Life Sciences Tools & Services - 1.51%
	Charles River Laboratories International, Inc.
3,250,000	2.250%, 06/15/2013	3,266,250
	Total Health Care (Cost $15,599,518)	16,997,677

	Industrials - 2.57%
	Commercial Services & Supplies - 0.55%
	Covanta Holding Corp.
1,000,000	3.250%, 06/01/2014	1,195,000

	Electrical Equipment - 1.10%
	General Cable Corp.
2,000,000	4.500%, 11/15/2029	2,387,500

	Trading Companies & Distributors - 0.92%
	WESCO International, Inc.
960,000	6.000%, 09/15/2029	1,984,800
	Total Industrials (Cost $3,793,826)	5,567,300

	Information Technology - 1.95%
	Communications Equipment - 1.16%
	Ciena Corp.
2,000,000	4.000%, 03/15/2015 (Acquired 03/09/2010, Cost $2,000,000) (c)	2,515,000

	Semiconductors & Semiconductor Equipment - 0.79%
	Intel Corp.
1,700,000	2.950%, 12/15/2035	1,702,125
	Total Information Technology (Cost $3,687,930)	4,217,125

	Materials - 0.12%
	Metals & Mining - 0.12%
	Steel Dynamics, Inc.
200,000	5.125%, 06/15/2014	254,500
	Total Materials (Cost $200,000)	254,500

	TOTAL CONVERTIBLE BONDS (Cost $30,094,508)	34,760,102

	CORPORATE BONDS - 64.45%
	Consumer Discretionary - 29.33%
	Diversified Consumer Services - 3.69%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	3,033,750
	Education Management LLC
4,800,000	8.750%, 06/01/2014	4,944,000
		7,977,750
	Hotels, Restaurants & Leisure - 9.32%
	Ameristar Casinos, Inc.
4,000,000	9.250%, 06/01/2014	4,300,000
	Cedar Fair L.P.
600,000	9.125%, 08/01/2018 (Acquired 12/14/2010, Cost $643,378) (c)	648,750
	Gaylord Entertainment Co.
3,000,000	6.750%, 11/15/2014	2,970,000
	Isle of Capri Casinos
2,928,000	7.000%, 03/01/2014	2,884,080
	Penn National Gaming, Inc.
1,600,000	8.750%, 08/15/2019	1,772,000
	Pinnacle Entertainment, Inc.
2,000,000	7.500%, 06/15/2015	2,015,000
	Royal Caribbean Cruises Ltd.
1,450,000	7.000%, 06/15/2013 (d)	1,540,625
1,615,000	7.500%, 10/15/2027 (d)	1,592,794
	Scientific Games International Inc.
350,000	7.875%, 06/15/2016 (Acquired 12/23/2010, Cost $350,875) (c)	350,875
	Speedway Motorsports, Inc.
1,000,000	8.750%, 06/01/2016	1,082,500
	Town Sports International Holdings Inc.
1,000,000	11.000%, 02/01/2014	995,000
		20,151,624
	Household Durables - 2.74%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	2,117,500
	Sealy Mattress Co.
3,600,000	8.250%, 06/15/2014	3,699,000
90,000	10.875%, 04/15/2016 (Acquired 05/15/2009, Cost $87,105) (c)	102,150
		5,918,650
	Internet & Catalog Retail - 0.53%
	HSN, Inc.
1,000,000	11.250%, 08/01/2016	1,146,250

	Media - 3.98%
	Interactive Data Corp.
500,000	10.250%, 08/01/2018 (Acquired 07/20/2010, Cost $500,000) (c)	544,690
	Lamar Media Corp.
2,750,000	6.625%, 08/15/2015	2,815,000
	Lions Gate Entertainment Corp.
5,000,000	10.250%, 11/01/2016 (Acquired 10/16/2009, Cost $4,797,523) (c)(d)	5,237,500
		8,597,190
	Specialty Retail - 5.20%
	AutoNation, Inc.
2,000,000	7.000%, 04/15/2014	2,013,000
	Sally Holdings LLC
650,000	9.250%, 11/15/2014	685,750
	Sonic Automotive, Inc.
3,500,000	9.000%, 03/15/2018	3,701,250
	United Auto Group, Inc.
4,725,000	7.750%, 12/15/2016	4,843,125
		11,243,125
	Textiles, Apparel & Luxury Goods - 3.87%
	Oxford Industries, Inc.
4,500,000	11.375%, 07/15/2015	5,073,750
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,295,490
		8,369,240
	Total Consumer Discretionary (Cost $59,433,552)	63,403,829

	Consumer Staples - 6.90%
	Food & Staples Retailing - 2.17%
	The Pantry, Inc.
4,000,000	7.750%, 02/15/2014	4,040,000
	Susser Holdings LLC / Susser Finance Corp.
600,000	8.500%, 05/15/2016	646,500
		4,686,500
	Food Products - 1.33%
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	2,873,750

	Personal Products - 3.40%
	Prestige Brands Inc.
4,000,000	8.250%, 04/01/2018	4,160,000
	Revlon Consumer Products Corp.
3,000,000	9.750%, 11/15/2015	3,187,500
		7,347,500
	Total Consumer Staples (Cost $14,279,741)	14,907,750

	Energy - 5.63%
	Energy Equipment & Services - 0.96%
	Gulfmark Offshore, Inc.
1,000,000	7.750%, 07/15/2014	1,020,000
	Parker Drilling Co.
1,000,000	9.125%, 04/01/2018	1,050,000
		2,070,000

	Oil, Gas & Consumable Fuels - 4.67%
	Berry Petroleum Co.
750,000	10.250%, 06/01/2014	864,375
2,000,000	8.250%, 11/01/2016	2,095,000
	Concho Resources, Inc.
1,750,000	8.625%, 10/01/2017	1,916,250
	Continental Resources, Inc.
100,000	8.250%, 10/01/2019	111,500
	Frontier Oil Corp.
1,000,000	6.875%, 11/15/2018	1,025,000
	Inergy L.P./Inergy Finance Corp.
3,400,000	0.069%, 12/15/2014	3,468,000
600,000	8.250%, 03/01/2016	628,500
		10,108,625
	Total Energy (Cost $11,419,652)	12,178,625

	Financials - 1.36%
	Capital Markets - 1.36%
	Janus Capital Group, Inc.
1,825,000	6.125%, 09/15/2011	1,864,393
1,000,000	6.500%, 06/15/2012	1,081,918
	Total Financials (Cost $2,647,644)	2,946,311

	Health Care - 2.24%
	Health Care Equipment & Supplies - 0.58%
	The Cooper Companies, Inc.
1,200,000	7.125%, 02/15/2015	1,242,000

	Health Care Providers & Services - 0.02%
	BioScrip, Inc.
40,000	10.250%, 10/01/2015	41,400

	Pharmaceuticals - 1.64%
	Warner Chilcott Corp.
3,500,000	7.750%, 09/15/2018 (Acquired various dates, Cost $3,533,750) (c)	3,552,500
	Total Health Care (Cost $4,750,012)	4,835,900

	Industrials - 14.13%
	Aerospace & Defense - 2.51%
	Transdigm, Inc.
2,000,000	7.750%, 12/15/2018 (Acquired 12/01/2010, Cost $2,000,000) (c)	2,080,000
	Triumph Group Inc.
2,150,000	8.000%, 11/15/2017	2,246,750
1,000,000	8.625%, 07/15/2018	1,097,500
		5,424,250
	Commercial Services & Supplies - 4.27%
	Cenveo Corp.
1,045,000	7.875%, 12/01/2013	1,003,200
	Covanta Holding Corp.
1,000,000	7.250%, 12/01/2020	1,018,778
	Darling International, Inc.
100,000	8.500% 12/15/2018 (Acquired 12/03/2010, Cost $100,000)(c)	104,750
	Interface, Inc.
2,909,000	9.500%, 02/01/2014	3,003,543
	Iron Mountain, Inc.
1,568,000	7.750%, 01/15/2015	1,575,840
	Mobile Mini, Inc.
2,500,000	6.875%, 05/01/2015	2,550,000
		9,256,111

	Electical Equipment - 0.12%
	Polypore International, Inc.
250,000	7.500%, 11/15/2017 (Acquired 11/10/2010, Cost $250,000) (c)	256,250

	Machinery - 3.92%
	Altra Holdings, Inc.
1,500,000	8.125%, 12/01/2016	1,597,500
	American Railcar Industries, Inc.
1,000,000	7.500%, 03/01/2014	1,022,500
	Chart Industries, Inc.
2,500,000	9.125%, 10/15/2015	2,587,500
	Gardner Denver, Inc.
1,200,000	8.000%, 05/01/2013	1,227,000
	Greenbrier Companies, Inc.
2,000,000	8.375%, 05/15/2015	2,035,000
		8,469,500
	Road & Rail - 3.31%
	Kansas City Southern de Mexico SA de CV
4,000,000	8.000%, 02/01/2018 (d)	4,350,000
2,000,000	6.625%, 12/15/2020 (Acquired 12/14/2010, Cost $2,000,000) (c)(d)	2,015,000
	Kansas City Southern Railway Co.
650,000	13.000%, 12/15/2013	776,750
		7,141,750
	Total Industrials (Cost $28,840,741)	30,547,861

	Information Technology - 4.61%
	Electronic Equipment, Instruments & Components - 1.72%
	Kemet Corp.
3,450,000	10.500%, 05/01/2018 (Acquired various dates, Cost $3,662,309) (c)	3,726,000

	IT Services - 1.87%
	Global Cash Access Holdings, Inc.
4,000,000	8.750%, 03/15/2012	4,040,000

	Semiconductors & Semiconductor Equipment - 1.02%
	KLA-Tencor Corp.
500,000	6.900%, 05/01/2018	550,801
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,659,324
		2,210,125
	Total Information Technology (Cost $9,384,701)	9,976,125

	Materials - 0.25%
	Metals & Mining - 0.25%
	Steel Dynamics, Inc.
500,000	7.625%, 03/15/2020 (Acquired 03/11/2010, Cost $500,000) (c)	537,500
	Total Materials (Cost $500,000)	537,500

	TOTAL CORPORATE BONDS (Cost $131,256,043)	139,333,901

	SHORT TERM INVESTMENTS - 11.16%
	Investment Companies - 11.16%
3,695,490	AIM STIT-Treasury Portfolio - 0.04%	3,695,490
20,435,449	Fidelity Institutional Government Portfolio - 0.02%	20,435,449
	Total Investment Companies	24,130,939

	TOTAL SHORT TERM INVESTMENTS (Cost $24,130,939)	24,130,939

	Total Investments (Cost $198,878,230) - 98.48%	212,908,362

	Other Assets in Excess of Liabilities - 1.52%	3,278,275
	TOTAL NET ASSETS - 100.00%	$216,186,637

(a)	Non Income Producing
(b)	Illiquid Security. The total value of these securities amounted to $0 (0.00% of net assets) at December 31, 2010.
(c)	Restricted security deemed liquid. The total value of restricted securities is $22,258,465 (10.30% of net assets) at December 31, 2010.
(d)	Foreign issued security. The total value of these securities amounted to $17,827,169 (8.25% of net assets) at December 31, 2010.
(e)	Fair valued security. The total value of these securities amounted to $0 (0.00% of net assets) at December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

	Cost of investments	$ 198,878,230
	Gross unrealized appreciation	17,100,080
	Gross unrealized depreciation	(3,069,948)
	Net unrealized appreciation	$ 14,030,132

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo International Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 86.27%
	Bermuda - 3.43%
	Food Products - 1.54%
507,068	Asian Citrus Holdings Ltd.	$632,452

	Industrial Conglomerates - 1.89%
17,600	Jardine Matheson Holdings Ltd.	774,400
	Total Bermuda (Cost $1,102,154)	1,406,852

	Brazil - 7.59%
	Diversified Financial Services - 2.69%
139,320	BM&F Bovespa SA	1,101,971

	Health Care Providers & Services - 2.09%
16,000	Diagnosticos da America SA	216,867
40,000	Fleury SA	642,169
		859,036
	Household Durables - 0.87%
24,700	Gafisa S.A. - ADR	358,891

	Real Estate Management & Development - 1.94%
36,000	BR Properties SA	393,831
16,000	Iguatemi Empresa de Shopping Centers SA	400,000
		793,831
	Total Brazil (Cost $2,584,247)	3,113,729

	Cayman Islands - 8.98%
	Biotechnology - 1.49%
40,200	3SBio, Inc. - ADR (a)	610,236

	Communications Equipment - 1.54%
900,000	O-Net Communication Group Ltd. (a)(b)	632,205

	Construction Materials - 0.87%
500,000	China Shanshui Cement Group	357,014

	Health Care Equipment & Supplies - 1.40%
30,900	China Kanghui Holdings, Inc. - ADR (a)	571,959

	Hotels, Restaurants & Leisure - 0.68%
6,900	Ctrip.com International, Ltd. - ADR (a)	279,105

	Media - 0.41%
31,000	Bona Film Group Ltd. - ADR (a)	168,950

	Semiconductors & Semiconductor Equipment - 0.66%
11,500	Trina Solar Ltd. - ADR (a)	269,330

	Specialty Retail - 1.93%
392,000	Hengdeli Holdings Ltd.	233,501
79,800	Lentuo Internationl Inc. - ADR (a)	558,600
		792,101
	Total Cayman Islands (Cost $2,990,586)	3,680,900

	Chile - 0.90%
	Beverages - 0.90%
6,100	Compania Cervecerias Unidas S.A. - ADR	368,135
	Total Chile (Cost $234,637)	368,135

	China - 4.28%
	Communications Equipment - 0.49%
50,000	ZTE Corp. - Class H	198,770

	Food Products - 2.69%
890,498	Chaoda Modern Agriculture (Holdings) Ltd.	667,919
445,000	China Green (Holdings) Ltd.	436,825
		1,104,744
	Health Care Equipment & Supplies - 1.10%
17,100	Mindray Medical International Ltd. - ADR	451,440
	Total China (Cost $1,713,428)	1,754,954

	France - 7.39%
	Beverages - 1.93%
8,400	Pernod Ricard SA	789,791

	Food Products - 1.91%
12,500	DANONE S.A.	785,415

	Machinery - 0.97%
3,800	Vallourec SA	399,129

	Multi-Utilities - 0.36%
4,966	Veolia Environnement - ADR	145,802

	Software - 1.38%
7,500	Dassault Systemes S.A.	565,459

	Textiles, Apparel & Luxury Goods - 0.84%
2,100	LVMH Moet Hennessy Louis Vuitton SA	345,449
	Total France (Cost $2,899,274)	3,031,045

	Germany - 9.17%
	Food Products - 0.81%
1,700	KWS Saat AG	330,195

	Health Care Equipment & Supplies - 0.98%
4,800	Fresenius SE	402,496

	Household Products - 1.37%
10,900	Henkel AG & Co. KGaA	562,457

	Pharmaceuticals - 1.44%
6,000	Bayer AG	443,388
2,000	Bayer AG - ADR	146,720
		590,108

	Software - 0.69%
5,600	SAP AG - ADR	283,416

	Textiles, Apparel & Luxury Goods - 3.88%
12,200	Adidas AG	797,052
2,400	Puma AG Rudolf Dassler Sport	795,371
		1,592,423
	Total Germany (Cost $3,383,709)	3,761,095

	Hong Kong - 5.41%
	Health Care Equipment & Supplies - 0.31%
44,000	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	124,820

	Hotels, Restaurants & Leisure - 0.74%
215,000	Fairwood Holdings Ltd.	303,160

	IT Services - 1.08%
422,000	Travelsky Technology Ltd. - Class H	440,850

	Real Estate Management & Development - 0.74%
65,000	Hang Lung Properties Ltd.	303,977

	Textiles, Apparel & Luxury Goods - 1.74%
450,000	Anta Sports Products Ltd.	714,414

	Water Utilities - 0.80%
640,000	Guangdong Investment Ltd.	329,353
	Total Hong Kong (Cost $1,581,449)	2,216,574

	India - 1.30%
	Pharmaceuticals - 1.30%
14,400	Dr. Reddy's Laboratories Ltd. - ADR	532,224
	Total India (Cost $227,865)	532,224

	Israel - 1.92%
	Pharmaceuticals - 1.92%
15,100	Teva Pharmaceutical Industries Ltd. - ADR	787,163
	Total Israel (Cost $748,415)	787,163

	Japan - 1.95%
	Electronic Equipment, Instruments & Components - 1.19%
34,000	Nippon Electric Glass Co., Ltd.	490,799

	Multiline Retail - 0.76%
7,500	Ryohin Keikaku Co. Ltd.	310,845
	Total Japan (Cost $767,695)	801,644

	Luxembourg - 0.96%
	Wireless Telecommunication Services - 0.96%
4,100	Millicom International Cellular SA	391,960
	Total Luxembourg (Cost $191,670)	391,960

	Malaysia - 1.91%
	Airlines - 1.91%
955,000	AirAsia BHD (a)	783,574
	Total Malaysia (Cost $385,150)	783,574

	Mexico - 1.41%
	Wireless Telecommunication Services - 1.41%
10,100	America Movil SAB de C.V. - ADR	579,134
	Total Mexico (Cost $503,126)	579,134

	Netherlands - 3.78%
	Food Products - 1.43%
18,700	Unilever NV - NY Shares - ADR	587,180

	Industrial Conglomerates - 1.08%
14,400	Koninklijke Philips Electronics N.V. - ADR	442,080

	Semiconductors & Semiconductor Equipment - 1.27%
49,700	STMicroelectronics N.V. - NY Shares - ADR	518,868
	Total Netherlands (Cost $1,522,366)	1,548,128

	Norway - 1.09%
	Commercial Services & Supplies - 1.09%
67,000	Tomra Systems Asa	445,514
	Total Norway (Cost $398,581)	445,514

	Singapore - 2.18%
	Hotels, Restaurants & Leisure - 0.46%
90,000	Mandarin Oriental International Ltd.	186,300

	Industrial Conglomerates - 1.72%
25,500	Jardine Strategic Holdings Ltd. (a)(e)	705,840
	Total Singapore (Cost $594,028)	892,140

	Sweden - 1.14%
	Communications Equipment - 0.67%
23,800	Telefonaktirbolaget LM Ericsson - ADR	274,414

	Specialty Retail - 0.47%
5,800	Hennes & Mauritz AB (H&M) - Class B	193,171
	Total Sweden (Cost $455,328)	467,585

	Switzerland - 12.56%
	Capital Markets - 2.67%
23,400	Julius Baer Group Ltd.	1,096,171

	Capital Markets - 2.86%
25,500	EFG International AG	349,091
49,900	GAM Holding AG	824,551
		1,173,642
	Chemicals - 1.46%
10,200	Syngenta Ag - ADR	599,556

	Electrical Equipment - 1.48%
27,000	ABB Ltd. - ADR	606,150

	Food Products - 0.97%
6,800	Nestle SA	398,182

	Software - 2.03%
20,000	Temenos Group AG (a)	832,086

	Textiles, Apparel & Luxury Goods - 1.09%
1,000	The Swatch Group AG	445,775
	Total Switzerland (Cost $3,911,477)	5,151,562

	Taiwan, Province of China - 1.86%
	Semiconductors & Semiconductor Equipment - 1.86%
60,781	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	762,194
	Total Taiwan, Province of China (Cost $585,211)	762,194

	United Kingdom - 6.06%
	Beverages - 1.42%
7,800	Diageo plc - ADR	579,774

	Capital Markets - 2.43%
34,500	Schroders PLC	997,778

	Health Care Equipment & Supplies - 1.23%
9,600	Smith & Nephew PLC - ADR	504,480

	Internet Software & Services - 0.98%
55,000	Telecity Group PLC (a)	403,368
	Total United Kingdom (Cost $2,074,463)	2,485,400

	United States - 1.00%
	Capital Markets - 0.57%
15,800	Artio Global Investors Inc.	233,050

	Software - 0.43%
10,700	AsiaInfo-Linkage Inc. (a)	177,299
	Total United States (Cost $641,664)	410,349

	TOTAL COMMON STOCKS (Cost $29,496,523)	35,371,855

	PREFERRED STOCKS - 2.66%
	Brazil - 2.66%
	Beverages - 1.06%
14,000	Companhia de Bebidas das Americas (AMBEV) - ADR	434,420

	Oil, Gas & Consumable Fuels - 1.60%
19,200	Petroleo Brasileiro S.A. - ADR	656,064
	Total Brazil (Cost $818,091)	1,090,484

	TOTAL PREFERRED STOCKS (Cost $818,091)	1,090,484

	SHORT TERM INVESTMENTS - 4.08%
	Investment Companies - 4.08%
1,674,348	Fidelity Institutional Government Portfolio - 0.02%	1,674,348
	Total Investment Companies	1,674,348

	TOTAL SHORT TERM INVESTMENTS (Cost $1,674,348)	1,674,348

	Total Investments (Cost $31,988,962) - 93.01%	38,136,687
	Other Assets in Excess of Liabilities - 6.99%	2,864,392
	TOTAL NET ASSETS - 100.00%	$41,001,079

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non Income Producing
(b)	Restricted security deemed liquid. The total value of restricted securities deemed liquid is $632,205 (1.54% of net assets)
	at December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

	Cost of investments		$ 31,988,962
	Gross unrealized appreciation		7,442,492
	Gross unrealized depreciation		(1,294,767)
	Net unrealized appreciation		$ 6,147,725

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

As of December 31, 2010, the industry diversification was as follows:
		Fair Value	Percentage
	Common Stocks
	Airlines	$ 783,574	1.91%
	Beverage	1,737,699	4.24%
	Biotechnology	610,236	1.49%
	Capital Markets	3,500,641	8.54%
	Chemicals	599,556	1.46%
	Commercial Service & Supplies	445,514	1.09%
	Communications Equipment	1,105,389	2.70%
	Construction Materials	357,014	0.87%
	Diversified Financial Services	1,101,971	2.69%
	Electrical Equipment	606,150	1.48%
	Electronic Equipment, Instruments & Components	490,799	1.20%
	Food Products	3,838,168	9.36%
	Health Care Equipment & Supplies	1,652,699	4.03%
	Health Care Providers & Services	1,261,532	3.08%
	Hotels, Resturants & Leisure	768,565	1.87%
	Household Durable	358,891	0.87%
	Household Products	562,457	1.37%
	Industrial Conglomerates	1,922,320	4.69%
	Internet Software & Services	403,368	0.98%
	IT Services	440,850	1.07%
	Machinery	399,129	0.97%
	Media	168,950	0.41%
	Multiline Retail	310,845	0.76%
	Multi-Utilities	145,802	0.36%
	Pharmaceuticals	1,909,494	4.66%
	Real Estate Management & Development	1,097,808	2.68%
	Semiconductors & Semiconductor Equipment	1,550,392	3.78%
	Software	1,858,260	4.53%
	Specialty Retail	985,272	2.40%
	Textiles, Apparel & Luxury Goods	3,098,062	7.56%
	Water Utilities	329,354	0.80%
	Wireless Telecommunications	971,094	2.37%
	Total Common Stocks	35,371,855	86.27%

	Preferred Stocks
	Beverage	434,420	1.06%
	Oil, Gas & Consumable Fuels	656,064	1.60%
	Total Preferred Stocks	1,090,484	2.66%

Short Term Investments
Investment Companies	1,674,348	4.08%
Total Short Term Investments	1,674,348	4.08%

Total Investments	38,136,687	93.01%
Other Assets in Excess of Liabilities	2,864,392	6.99%
TOTAL NET ASSETS	$ 41,001,079	100.00%

Buffalo Large Cap Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 96.84%
	Consumer Discretionary - 12.32%
	Diversified Consumer Services - 1.60%
13,900	Apollo Group, Inc. - Class A (a)	$548,911

	Media - 4.66%
13,350	Viacom Inc. - Class B	528,793
28,400	The Walt Disney Co.	1,065,284
		1,594,077
	Specialty Retail - 3.92%
23,300	Abercrombie & Fitch Co. - Class A	1,342,779

	Textiles, Apparel & Luxury Goods - 2.14%
6,600	Polo Ralph Lauren Corp.	732,072
	Total Consumer Discretionary (Cost $3,223,644)	4,217,839

	Consumer Staples - 5.31%
	Food & Staples Retailing - 2.95%
14,000	Costco Wholesale Corp.	1,010,940

	Personal Products - 2.36%
27,800	Avon Products, Inc.	807,868
	Total Consumer Staples (Cost $1,450,776)	1,818,808

	Energy - 2.77%
	Energy Equipment & Services - 2.77%
11,379	Schlumberger Ltd. (b)	950,147
	Total Energy (Cost $511,349)	950,147

	Financials - 14.83%
	Capital Markets - 2.85%
17,600	Northern Trust Corp.	975,216

	Diversified Financial Services - 11.98%
19,700	American Express Co.	845,524
50,300	Bank of America Corp.	671,002
8,700	Franklin Resources, Inc.	967,527
25,700	JPMorgan Chase & Co.	1,090,194
8,200	T. Rowe Price Group, Inc.	529,228
		4,103,475
	Total Financials (Cost $3,861,156)	5,078,691

	Health Care - 16.83%
	Biotechnology - 3.69%
34,900	Gilead Sciences, Inc. (a)	1,264,776

	Health Care Equipment & Supplies - 2.87%
11,650	Becton, Dickinson and Co.	984,658

	Life Sciences Tools & Services - 2.06%
17,000	Agilent Technologies, Inc. (a)	704,310

	Pharmaceuticals - 8.21%
6,500	Bayer AG - ADR (b)	476,840
36,600	Forest Laboratories, Inc. (a)	1,170,468
32,300	Merck & Co., Inc.	1,164,092
		2,811,400
	Total Health Care (Cost $4,670,099)	5,765,144

	Industrials - 7.15%
	Aerospace & Defense - 2.23%
11,700	The Boeing Co.	763,542

	Air Freight & Logistics - 2.91%
10,700	FedEx Corp.	995,207

	Construction & Engineering - 2.01%
10,400	Fluor Corp.	689,104
	Total Industrials (Cost $1,299,505)	2,447,853

	Information Technology - 31.29%
	Communications Equipment - 5.44%
30,300	Cisco Systems, Inc. (a)	612,969
25,300	QUALCOMM Inc.	1,252,097
		1,865,066
	Computers & Peripherals - 1.64%
10,200	NetApp, Inc. (a)	560,592

	Electronic Equipment, Instruments & Components - 1.48%
26,200	Corning, Inc.	506,184

	Internet Software & Services - 6.70%
51,800	eBay Inc. (a)	1,441,594
51,300	Yahoo!, Inc. (a)	853,119
		2,294,713
	Semiconductors & Semiconductor Equipment - 13.52%
89,100	Applied Materials, Inc.	1,251,855
22,300	Broadcom Corp. - Class A	971,165
67,100	Intel Corp.	1,411,113
30,700	Texas Instruments, Inc.	997,750
		4,631,883
	Software - 2.51%
52,400	Electronic Arts Inc. (a)	858,312
	Total Information Technology (Cost $10,060,405)	10,716,750

	Materials - 6.34%
	Chemicals - 6.34%
22,100	Monsanto Co.	1,539,044
9,500	Sigma-Aldrich Corp.	632,320
	Total Materials (Cost $1,893,221)	2,171,364

	TOTAL COMMON STOCKS (Cost $26,970,155)	33,166,596

	SHORT TERM INVESTMENTS - 1.96%
	Investment Companies - 1.96%
670,383	Fidelity Institutional Government Portfolio - 0.02%	670,383
	Total Investment Companies	670,383

	TOTAL SHORT TERM INVESTMENTS (Cost $670,383)	670,383

	Total Investments (Cost $27,640,538) - 98.80%	33,836,979
	Other Assets in Excess of Liabilities - 1.20%	412,289
	TOTAL NET ASSETS - 100.00%	$34,249,268

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign issued security. The total value of these securities amounted to $1,426,987 (4.17% of net assets) at December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

	Cost of investments	$ 27,640,538
	Gross unrealized appreciation	7,947,833
	Gross unrealized depreciation	(1,751,392)
	Net unrealized appreciation	$ 6,196,441

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Micro Cap Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 89.76%
	Consumer Discretionary - 16.68%
	Diversified Consumer Services - 4.82%
60,500	National American University Holdings, Inc.	$444,070
7,200	Steiner Leisure Ltd. (a)(b)	336,240
27,300	Universal Technical Institute, Inc.	601,146
		1,381,456
	Hotels, Restaurants & Leisure - 3.92%
77,998	McCormick & Schmick's Seafood Restaurants, Inc. (a)	709,002
36,200	Shuffle Master, Inc. (a)	414,490
		1,123,492
	Household Durables - 1.85%
81,355	The Dixie Group, Inc. (a)	292,064
7,500	SodaStream International Ltd. (a)(b)	236,850
		528,914
	Internet & Catalog Retail - 1.28%
20,600	PetMed Express, Inc.	366,886

	Specialty Retail - 2.79%
145,500	Coldwater Creek, Inc. (a)	461,235
10,000	Vitamin Shoppe, Inc. (a)	336,400
		797,635
	Textiles, Apparel & Luxury Goods - 2.02%
22,600	Oxford Industries, Inc.	578,786
	Total Consumer Discretionary (Cost $4,455,565)	4,777,169

	Consumer Staples - 3.28%
	Beverages - 1.99%
40,000	Primo Water Corp. (a)	568,400

	Food Products - 1.29%
85,600	Smart Balance, Inc. (a)	370,648
	Total Consumer Staples (Cost $961,820)	939,048

	Financials - 7.82%
	Capital Markets - 3.10%
12,800	Cohen & Steers, Inc.	334,080
76,600	Sanders Morris Harris Group, Inc.	555,350
		889,430
	Diversified Financial Services - 4.72%
64,900	MarketAxess Holdings, Inc.	1,350,569
	Total Financials (Cost $1,698,579)	2,239,999

	Health Care - 14.90%
	Health Care Equipment & Supplies - 9.71%
55,700	Align Technology, Inc. (a)	1,088,378
13,800	ICU Medical, Inc. (a)	503,700
13,925	Meridian Bioscience, Inc.	322,503
11,050	Neogen Corp. (a)	453,381
13,100	Sonosite, Inc. (a)	413,960
		2,781,922

	Health Care Providers & Services - 2.03%
17,000	National Research Corp.	582,250

	Health Care Technology - 2.24%
44,300	Omnicell, Inc. (a)	640,135

	Life Sciences Tools & Services - 0.92%
12,000	ICON PLC - ADR (a)(b)	262,800
	Total Health Care (Cost $2,261,479)	4,267,107

	Industrials - 7.88%
	Construction & Engineering - 3.04%
41,500	MYR Group Inc. (a)	871,500

	Machinery - 2.62%
22,200	Chart Industries, Inc. (a)	749,916

	Professional Services - 2.22%
16,900	Exponent, Inc. (a)	634,257
	Total Industrials (Cost $1,573,081)	2,255,673

	Information Technology - 35.11%
	Communications Equipment - 2.23%
41,500	Meru Networks, Inc. (a)	639,930

	Computers & Peripherals - 4.27%
27,492	Rimage Corp. (a)	409,906
24,900	Stratasys, Inc. (a)	812,736
		1,222,642
	Electronic Equipment, Instruments & Components - 4.34%
16,400	DTS, Inc. (a)	804,420
27,300	Electro Scientific Industries, Inc. (a)	437,619
		1,242,039
	Internet Software & Services - 9.14%
12,102	comScore Inc. (a)	269,996
142,500	Internap Network Services Corp. (a)	866,400
40,900	The Knot, Inc. (a)	404,092
52,300	NIC, Inc.	507,833
36,000	SPS Commerce Inc. (a)	568,800
		2,617,121
	IT Services - 0.97%
28,000	Integral Systems, Inc (a)	277,480

	Semiconductors & Semiconductor Equipment - 3.65%
11,600	Cabot Microelectronics Corp. (a)	480,820
47,000	PDF Solutions, Inc. (a)	226,540
14,000	Supertex, Inc. (a)	338,520
		1,045,880
	Software - 10.51%
16,500	ACI Worldwide, Inc. (a)	443,355
90,278	Deltek, Inc. (a)	655,418
56,800	PROS Holdings, Inc. (a)	646,952
22,500	Radiant Systems, Inc. (a)	440,325
55,000	Sonic Solutions Inc. (a)	825,000
		3,011,050
	Total Information Technology (Cost $8,591,879)	10,056,142

	Materials - 4.09%
	Chemicals - 2.27%
46,500	Landec Corp. (a)	278,070
18,600	STR Holdings Inc. (a)	372,000
		650,070
	Metals & Mining - 1.82%
40,000	Horsehead Holding Corp. (a)	521,600
	Total Materials (Cost $918,137)	1,171,670

	TOTAL COMMON STOCKS (Cost $20,460,540)	25,706,808

	SHORT TERM INVESTMENTS - 11.43%
	Investment Companies - 11.43%
768,116	AIM STIT-Treasury Portfolio - 0.04%	768,116
2,504,111	Fidelity Institutional Government Portfolio - 0.02%	2,504,111
		3,272,227

	TOTAL SHORT TERM INVESTMENTS (Cost $3,272,227)	3,272,227

	Total Investments (Cost $23,732,767) - 101.19%	28,979,035
	Liabilities in Excess of Other Assets - (1.19)%	(341,002)
	TOTAL NET ASSETS - 100.00%	$28,638,033

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign issued security. The total value of these securities amounted to $835,890 (2.92% of net assets) at December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

	Cost of investments	$ 23,732,767
	Gross unrealized appreciation	6,792,867
	Gross unrealized depreciation	(1,546,599)
	Net unrealized appreciation	$ 5,246,268

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Mid Cap Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 93.05%
	Consumer Discretionary - 29.77%
	Auto Components - 5.29%
220,800	Autoliv, Inc.	$17,429,952
713,000	Gentex Corp.	21,076,280
		38,506,232
	Diversified Consumer Services - 5.61%
807,800	Career Education Corp. (a)	16,745,694
305,900	DeVry, Inc.	14,677,082
147,794	ITT Educational Services, Inc. (a)	9,413,000
		40,835,776
	Hotels, Restaurants & Leisure - 5.50%
68,800	Chipotle Mexican Grill, Inc. (a)	14,631,008
745,100	International Game Technology	13,180,819
297,675	Life Time Fitness, Inc. (a)	12,201,698
		40,013,525

	Specialty Retail - 10.60%
431,800	Abercrombie & Fitch Co. - Class A	24,884,634
1,283,400	Chico's FAS, Inc.	15,439,302
329,800	PETsMART, Inc.	13,132,636
169,300	Tiffany & Co.	10,542,311
368,300	Urban Outfitters, Inc. (a)	13,188,823
		77,187,706
	Textiles, Apparel & Luxury Goods - 2.77%
137,200	Polo Ralph Lauren Corp.	15,218,224
90,400	Under Armour, Inc. - Class A (a)	4,957,536
		20,175,760
	Total Consumer Discretionary (Cost $154,231,236)	216,718,999

	Consumer Staples - 2.15%
	Food & Staples Retailing - 2.15%
309,500	Whole Foods Market, Inc. (a)	15,657,605
	Total Consumer Staples (Cost $12,461,601)	15,657,605

	Financials - 14.00%
	Capital Markets - 6.87%
111,400	Affiliated Managers Group, Inc. (a)	11,053,108
442,900	Eaton Vance Corp.	13,388,867
1,105,400	Janus Capital Group, Inc.	14,337,038
202,100	Northern Trust Corp.	11,198,361
		49,977,374
	Consumer Finance - 1.19%
676,400	Netspend Holdings, Inc. (a)	8,671,448

	Diversified Financial Services - 5.94%
480,400	Moody's Corp.	12,749,816
295,200	Morningstar, Inc. (a)	15,669,216
380,500	MSCI, Inc. (a)	14,824,280
		43,243,312

	Total Financials (Cost $90,474,411)	101,892,134

	Health Care - 9.57%
	Biotechnology - 1.40%
694,600	Amylin Pharmaceuticals, Inc. (a)	10,217,566

	Health Care Equipment & Supplies - 1.55%
329,400	DENTSPLY International, Inc.	11,255,598

	Life Sciences Tools & Services - 4.72%
361,400	Charles River Laboratories International, Inc. (a)	12,844,156
649,200	Pharmaceutical Product Development, Inc.	17,619,288
199,200	Qiagen N.V. (a)(b)	3,894,360
		34,357,804
	Pharmaceuticals - 1.90%
433,200	Forest Laboratories, Inc. (a)	13,853,736
	Total Health Care (Cost $65,903,008)	69,684,704

	Industrials - 6.09%
	Air Freight & Logistics - 1.04%
357,100	UTi Worldwide, Inc. (b)	7,570,520

	Commercial Services & Supplies - 3.20%
642,300	Covanta Holding Corp.	11,041,137
490,250	Iron Mountain, Inc.	12,261,152
		23,302,289
	Construction & Engineering - 1.85%
676,800	Quanta Services, Inc. (a)	13,481,856
	Total Industrials (Cost $41,498,195)	44,354,665

	Information Technology - 28.10%
	Computers & Peripherals - 1.33%
176,500	NetApp, Inc. (a)	9,700,440

	Electronic Equipment, Instruments & Components - 2.47%
269,300	Dolby Laboratories, Inc. - Class A (a)	17,962,310

	Internet Software & Services - 4.27%
201,200	Akamai Technologies, Inc. (a)	9,466,460
915,500	Monster Worldwide, Inc. (a)	21,633,265
		31,099,725
	IT Services - 6.51%
225,600	Fiserv, Inc. (a)	13,211,136
65,500	FleetCor Technologies Inc. (a)	2,025,260
286,400	Global Payments Inc.	13,234,544
726,200	NeuStar, Inc. (a)	18,917,510
		47,388,450
	Semiconductors & Semiconductor Equipment - 7.18%
243,600	Cree, Inc. (a)	16,050,804
563,100	KLA-Tencor Corp.	21,758,184
1,051,300	National Semiconductor Corp.	14,465,888
		52,274,876
	Software - 6.34%
180,200	Citrix Systems, Inc. (a)	12,327,482
911,000	Electronic Arts Inc. (a)	14,922,180
258,000	Red Hat, Inc. (a)	11,777,700
138,900	Solera Holdings Inc.	7,128,348
		46,155,710

	Total Information Technology (Cost $157,612,434)	204,581,511

	Materials - 3.37%
	Chemicals - 3.37%
169,200	FMC Corp.	13,517,388
164,800	Sigma-Aldrich Corp.	10,969,088
	Total Materials (Cost $16,442,450)	24,486,476

	TOTAL COMMON STOCKS (Cost $538,623,335)	677,376,094

	SHORT TERM INVESTMENTS - 7.70%
	Investment Companies - 7.70%
56,062,171	Fidelity Institutional Government Portfolio - 0.02%	56,062,171
	Total Investment Companies	56,062,171

	TOTAL SHORT TERM INVESTMENTS (Cost $56,062,171)	56,062,171

	Total Investments (Cost $594,685,506) - 100.75%	733,438,265
	Liabilities in Excess of Other Assets - (0.75)%	(5,447,337)
	TOTAL NET ASSETS - 100.00%	$727,990,928

(a)	Non Income Producing
(b)	Foreign issued security. The total value of these securities amounted to $11,464,880 (1.58% of net assets) at December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

	Cost of investments	$ 594,685,506
	Gross unrealized appreciation	148,087,032
	Gross unrealized depreciation	(9,334,273)
	Net unrealized appreciation	$ 138,752,759

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Science & Technology Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 92.83%
	Energy - 4.96%
	Energy Equipment & Services - 4.96%
129,400	Baker Hughes, Inc.	$7,397,798
95,225	Schlumberger Ltd. (b)	7,951,288
	Total Energy (Cost $9,882,428)	15,349,086

	Financials - 0.29%
	Insurance - 0.29%
63,700	eHealth, Inc. (a)	903,903
	Total Financials (Cost $705,309)	903,903

	Health Care - 32.12%
	Biotechnology - 4.57%
449,500	Amylin Pharmaceuticals, Inc. (a)	6,612,145
207,400	Gilead Sciences, Inc. (a)	7,516,176
		14,128,321
	Health Care Equipment & Supplies - 10.16%
462,300	Align Technology, Inc. (a)	9,033,342
235,300	American Medical Systems Holdings, Inc. (a)	4,437,758
90,200	Baxter International Inc.	4,565,924
44,400	Becton, Dickinson and Co.	3,752,688
115,100	DENTSPLY International, Inc.	3,932,967
221,600	NuVasive, Inc. (a)	5,684,040
		31,406,719
	Health Care Providers & Services - 0.99%
148,600	HEALTHSOUTH Corp. (a)	3,077,506

	Health Care Technology - 1.51%
113,900	athenahealth Inc. (a)	4,667,622

	Life Sciences Tools & Services - 7.19%
75,800	Agilent Technologies, Inc. (a)	3,140,394
172,800	Charles River Laboratories International, Inc. (a)	6,141,312
1,700	Dionex Corp. (a)	200,617
264,400	Pharmaceutical Product Development, Inc.	7,175,816
84,900	Techne Corp.	5,575,383
		22,233,522
	Pharmaceuticals - 7.70%
66,900	Allergan, Inc.	4,594,023
237,900	Forest Laboratories, Inc. (a)	7,608,042
144,000	Merck & Co., Inc.	5,189,760
285,200	Warner Chilcott PLC - Class A (b)	6,434,112
		23,825,937
	Total Health Care (Cost $91,925,550)	99,339,627

	Industrials - 6.22%
	Construction & Engineering - 2.51%
55,600	Fluor Corp.	3,684,056
204,900	Quanta Services, Inc. (a)	4,081,608
		7,765,664

	Machinery - 1.91%
175,100	Chart Industries, Inc. (a)	5,914,878

	Professional Services - 1.80%
147,900	The Corporate Executive Board Co.	5,553,645
	Total Industrials (Cost $11,839,304)	19,234,187

	Information Technology - 46.05%
	Communications Equipment - 6.67%
87,000	Adtran, Inc.	3,150,270
164,500	Ciena Corp. (a)	3,462,725
387,000	Cisco Systems, Inc. (a)	7,829,010
124,800	QUALCOMM Inc.	6,176,352
		20,618,357
	Computers & Peripherals - 3.09%
254,100	EMC Corp. (a)	5,818,890
68,300	NetApp, Inc. (a)	3,753,768
		9,572,658
	Electronic Equipment, Instruments & Components - 3.32%
252,900	Corning, Inc.	4,886,028
28,500	Dolby Laboratories, Inc. - Class A (a)	1,900,950
92,350	National Instruments Corp.	3,476,054
		10,263,032
	Internet Software & Services - 7.56%
65,000	Akamai Technologies, Inc. (a)	3,058,250
66,700	Digital River, Inc. (a)	2,295,814
251,500	eBay Inc. (a)	6,999,245
8,700	Google Inc. - Class A (a)	5,167,539
352,500	Yahoo!, Inc. (a)	5,862,075
		23,382,923
	IT Services - 6.81%
95,100	Fiserv, Inc. (a)	5,569,056
52,000	International Business Machines Corp. (IBM)	7,631,520
301,400	NeuStar, Inc. (a)	7,851,470
		21,052,046
	Semiconductors & Semiconductor Equipment - 13.00%
397,500	Applied Materials, Inc.	5,584,875
98,900	Broadcom Corp. - Class A	4,307,095
58,100	Cabot Microelectronics Corp. (a)	2,408,245
24,900	Cree, Inc. (a)	1,640,661
147,285	FormFactor Inc. (a)	1,307,891
208,250	Intel Corp.	4,379,497
126,750	Maxim Integrated Products, Inc.	2,993,835
50,000	Microchip Technology Inc.	1,710,500
267,200	MKS Instruments, Inc. (a)	6,543,728
155,737	Semtech Corp. (a)	3,525,886
178,100	Texas Instruments, Inc.	5,788,250
		40,190,463
	Software - 5.60%
49,800	Citrix Systems, Inc. (a)	3,406,818
313,200	Electronic Arts Inc. (a)	5,130,216
56,007	Manhattan Associates, Inc. (a)	1,710,454
163,200	Microsoft Corp.	4,556,544
55,300	Red Hat, Inc. (a)	2,524,445
		17,328,477
	Total Information Technology (Cost $108,113,191)	142,407,956

	Materials - 3.19%
	Chemicals - 3.19%
45,300	FMC Corp.	3,619,017
89,700	Monsanto Co.	6,246,708
	Total Materials (Cost $8,396,484)	9,865,725

	TOTAL COMMON STOCKS (Cost $230,862,266)	287,100,484

	SHORT TERM INVESTMENTS - 8.63%
	Investment Companies - 8.63%
26,677,805	Fidelity Institutional Government Portfolio - 0.02%	26,677,805
	Total Investment Companies	26,677,805

	TOTAL SHORT TERM INVESTMENTS (Cost $26,677,805)	26,677,805

	Total Investments (Cost $257,540,071) - 101.46%	313,778,289
	Liabilities in Excess of Other Assets - (1.46)%	(4,515,157)
	TOTAL NET ASSETS - 100.00%	$309,263,132

(a)	Non-income producing security.
(b)	Foreign issued security. The total value of these securities amounted to $14,385,400 (4.65% of net assets) at December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

	Cost of investments	$ 257,540,071
	Gross unrealized appreciation	59,653,260
	Gross unrealized depreciation	(3,415,042)
	Net unrealized appreciation	$ 56,238,218

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 96.52%
	Consumer Discretionary - 26.62%
	Auto Components - 2.48%
2,559,264	Gentex Corp.	$75,651,844

	Diversified Consumer Services - 6.81%
591,500	Capella Education Co. (a)	39,382,070
3,816,300	Career Education Corp. (a)	79,111,899
7,117,865	Corinthian Colleges, Inc. (a)(b)	37,084,077
512,183	DeVry, Inc.	24,574,540
1,240,000	Universal Technical Institute, Inc. (b)(c)	27,304,800
		207,457,386
	Hotels, Restaurants & Leisure - 15.23%
2,864,494	Ameristar Casinos, Inc. (c)	44,772,041
2,593,950	Life Time Fitness, Inc. (a)(b)	106,326,010
2,250,500	P.F. Chang's China Bistro, Inc. (b)	109,059,230
795,050	Panera Bread Co. (a)	80,467,011
2,719,025	WMS Industries, Inc. (a)	123,008,691
		463,632,983

	Specialty Retail - 1.25%
2,340,100	Christopher & Banks Corp. (b)(c)	14,391,615
7,437,300	Coldwater Creek, Inc. (a)(b)	23,576,241
		37,967,856
	Textiles, Apparel & Luxury Goods - 0.85%
1,008,225	Oxford Industries, Inc. (b)	25,820,642
	Total Consumer Discretionary (Cost $636,206,216)	810,530,711

	Financials - 6.67%
	Capital Markets - 2.67%
2,307,850	Waddell & Reed Financial, Inc. - Class A	81,444,026

	Diversified Financial Services - 2.68%
1,736,706	MarketAxess Holdings, Inc. (b)	36,140,852
854,900	Morningstar, Inc. (a)(c)	45,378,092
		81,518,944
	Real Estate Management & Development - 1.32%
1,323,100	FirstService Corp. (a)(c)(d)	40,063,468
	Total Financials (Cost $96,109,426)	203,026,438

	Health Care - 22.09%
	Biotechnology - 2.11%
4,369,550	Amylin Pharmaceuticals, Inc. (a)	64,276,080

	Health Care Equipment & Services - 1.17%
1,577,400	PSS World Medical, Inc. (a)	35,649,240

	Health Care Equipment & Supplies - 7.98%
5,344,525	Align Technology, Inc. (a)(b)	104,432,018
2,946,460	American Medical Systems Holdings, Inc. (a)	55,570,236
831,800	Haemonetics Corp. (a)	52,553,124
1,957,650	Wright Medical Group, Inc. (a)	30,402,305
		242,957,683
	Health Care Providers & Services - 1.76%
2,309,000	VCA Antech, Inc. (a)	53,776,610

	Health Care Technology - 2.98%
2,212,300	athenahealth Inc. (a)(b)	90,660,054

	Life Sciences Tools & Services - 6.09%
1,140,843	Charles River Laboratories International, Inc. (a)	40,545,560
2,040,900	ICON PLC - ADR (a)(d)	44,695,710
1,686,856	Pharmaceutical Product Development, Inc.	45,781,272
827,400	Techne Corp. (c)	54,335,358
		185,357,900
	Total Health Care (Cost $550,756,504)	672,677,567

	Industrials - 11.97%
	Aerospace & Defense - 2.08%
3,496,500	Hexcel Corp. (a)	63,251,685

	Machinery - 1.60%
551,369	Valmont Industries, Inc.	48,922,972

	Professional Services - 8.29%
2,582,860	The Corporate Executive Board Co. (b)(c)	96,986,393
1,093,500	Costar Group, Inc. (a)(b)(c)	62,941,860
1,145,500	FTI Consulting, Inc. (a)	42,704,240
2,151,900	Korn Ferry International (a)	49,730,409
		252,362,902
	Total Industrials (Cost $248,802,421)	364,537,559

	Information Technology - 29.17%
	Communications Equipment - 4.88%
2,519,808	Adtran, Inc.	91,242,248
2,719,400	Ciena Corp. (a)	57,243,370
		148,485,618
	Computers & Peripherals - 1.33%
1,265,400	Diebold, Inc.	40,556,070

	Electronic Equipment, Instruments & Components - 2.67%
502,392	Dolby Laboratories, Inc. - Class A (a)	33,509,546
1,266,975	National Instruments Corp.	47,688,939
		81,198,485
	Internet Software & Services - 6.41%
3,342,000	DealerTrack Holdings Inc. (a)(b)(c)	67,073,940
618,400	Dice Holdings Inc. (a)	8,874,040
2,767,000	Internap Network Services Corp. (a)(b)(c)	16,823,360
2,037,600	The Knot, Inc. (a)(b)(c)	20,131,488
3,488,400	Monster Worldwide, Inc. (a)	82,430,892
		195,333,720
	IT Services - 2.07%
2,419,733	NeuStar, Inc. (a)	63,034,045

	Semiconductors & Semiconductor Equipment - 9.95%
1,359,346	Cabot Microelectronics Corp. (a)(b)(c)	56,344,892
3,255,150	Fairchild Semiconductor International, Inc. (a)	50,812,891
3,215,725	FormFactor, Inc. (a)(b)	28,555,638
3,773,368	MKS Instruments, Inc. (a)(b)(c)	92,409,782
3,301,858	Semtech Corp. (a)(b)	74,754,065
		302,877,268
	Software - 1.86%
1,854,492	Manhattan Associates, Inc. (a)(b)(c)	56,636,186
	Total Information Technology (Cost $687,996,178)	888,121,392

	TOTAL COMMON STOCKS (Cost $2,219,870,745)	2,938,893,667
	PREFERRED STOCKS - 0.08%
	Financials - 0.08%
	Real Estate Management & Development - 0.08%
96,700	Firstservice Corp. (d)	2,391,391
	Total Financials (Cost $1,738,105)	2,391,391

	TOTAL PREFERRED STOCKS (Cost $1,738,105)	2,391,391

	SHORT TERM INVESTMENTS - 3.53%
	Investment Companies - 3.53%
107,568,979	Fidelity Institutional Government Portfolio - 0.02%	107,568,979
	Total Investment Companies	107,568,979

	TOTAL SHORT TERM INVESTMENTS (Cost $107,568,978)	107,568,979

	Total Investments (Cost $2,329,177,828) - 100.13%	3,048,854,037
	Liabilities in Excess of Other Assets - (0.13)%	(4,110,064)
	TOTAL NET ASSETS - 100.00%	$3,044,743,973

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total value of these
	securities amounted to $1,147,453,143 (37.69% of net assets) at December 31, 2010.
(c)	Portion or all of these securities deemed illiquid. The total value of these portions amounted to
	amounted to $291,654,979 (9.58% of net assets) at December 31, 2010.
(d)	Foreign issued security. The total value of these securities amounted to $87,150,569 (2.86% of net assets) at December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

	Cost of investments	$ 2,329,177,828
	Gross unrealized appreciation	912,820,420
	Gross unrealized depreciation	(193,144,211)
	Net unrealized appreciation	$ 719,676,209

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010

In accordance with FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining

Level 1 —Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2— Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3—Valuations based on significant unobservable inputs (including a Fund’s ownassumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NewYork StockExchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2010. These assets are measured on a recurring basis.

The Buffalo Balanced Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	91,782,250	-	-	91,782,250
Convertible Bonds	-	3,178,250	-	3,178,250
Corporate Bonds	-	39,826,352	-	39,826,352
Short Term Investments	30,604,573	-	-	30,604,573
Total*	122,386,823	43,004,602	-	165,391,425

The Buffalo China Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	23,751,653	-	-	23,751,653
Short Term Investment	279,264	-	-	279,264
Total*	24,030,917	-	-	24,030,917

The Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	132,890,209	-	-	132,890,209
Short Term Investment	17,676,543	-	-	17,676,543
Total*	150,566,752	-	-	150,566,752

The Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	6,574,850	-	-	6,574,850
Convertible Preferred Stocks
Consumer Discretionary	2,008,008	-		2,008,008
Financials	-	3,009,312		3,009,312
Preferred Stocks	3,091,250	-	-	3,091,250
Convertible Bonds	-	33,565,102	-	33,565,102
Corporate Bonds	-	140,528,901	-	140,528,901
Short Term Investments	24,130,939	-	-	24,130,939
Total*	35,805,047	177,103,315	-	212,908,362

The Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	-	-	-	-
Bermuda	1,406,852	-	-	1,406,852
Brazil	3,113,729	-	-	3,113,729
Cayman Islands	3,680,900	-	-	3,680,900
Chile	368,135	-	-	368,135
China	1,754,954	-	-	1,754,954
France	3,031,045	-	-	3,031,045
Germany	3,761,095	-	-	3,761,095
Hong Kong	2,216,574	-	-	2,216,574
India	532,224	-	-	532,224
Israel	787,163	-	-	787,163
Japan	801,644	-	-	801,644
Luxembourg	391,960	-	-	391,960
Malaysia	783,574	-	-	783,574
Mexico	579,134	-	-	579,134
Netherlands	1,548,128	-	-	1,548,128
Norway	-	445,514	-	445,514
Singapore	186,300	705,840	-	892,140
Sweden	467,585	-	-	467,585
Switzerland	5,151,562	-	-	5,151,562
Taiwan	762,194	-	-	762,194
United Kingdom	2,485,400	-	-	2,485,400
United States	410,349	-	-	410,349
Preferred Stocks	1,090,484	-	-	1,090,484
Short Term Investment	1,674,348	-	-	1,674,348
Total*	36,985,333	1,151,354	-	38,136,687

The Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	33,166,596			33,166,596
Short Term Investments	670,383	-	-	670,383
Total*	33,836,979	-	-	33,836,979

The Buffalo Micro Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	25,706,808	-	-	25,706,808
Short Term Investments	3,272,227	-	-	3,272,227
Total*	28,979,035	-	-	28,979,035

The Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	677,376,094	-	-	677,376,094
Short Term Investments	56,062,171	-	-	56,062,171
Total*	733,438,265	-	-	733,438,265

The Buffalo Science & Technology Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	287,100,484	-	-	287,100,484
Short Term Investment	26,677,805	-	-	26,677,805
Total*	313,778,289	-	-	313,778,289

The Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	2,938,893,667	-	-	2,938,893,667
Preferred Stocks	2,391,391	-	-	2,391,391
Short Term Investment	107,568,979	-	-	107,568,979
Total*	3,048,854,037	-	-	3,048,854,037

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06).  ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010).  There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period for the Buffalo Balanced Fund, Buffalo China Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo Small Cap Fund, as compared to their classification from the most recent annual report.

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2

(a)).  Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By  /s/ Kent Gasaway
Kent W. Gasaway, President and Treasurer

Date 2/24/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo Funds

By /s/ Kent Gasaway
Kent W. Gasaway, President and Treasurer

Date 2/24/2011